Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net income per Ordinary Share attributable to the Group:
Basic (in USD per share)	$ 1.99	$ 1.96	$ 4.83	$ 4.76
Diluted (in USD per share)	$ 1.97	$ 1.94	$ 4.79	$ 4.70